Accruals and other current liabilities	12 Months Ended
Dec. 31, 2025
Accruals And Other Current Liabilities
Accruals and other current liabilities

9 Accruals and other current liabilities

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Other accruals	426,694	298,430	232,079
Other payables	-	864,431	672,238
GST payables	22,125	58,186	45,250
Interest payable	21,516	-	-
	470,335	1,221,047	949,567